Vanguard® Managed Allocation Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (34.3%)
Vanguard Total Stock Market Index Fund Investor Shares	2,128,469	185,815
Vanguard Value Index Fund Investor Shares	1,449,282	69,754
Vanguard Small-Cap Value Index Fund Admiral Shares	934,424	57,542
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,022,547	37,487
Vanguard High Dividend Yield Index Fund Admiral Shares	1,147,827	32,828
		383,426
Global Stock Fund (2.6%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,224,826	28,678
International Stock Funds (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	16,749,609	246,219
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,084,615	25,163
		271,382
U.S. Bond Funds (15.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	14,060,933	130,486
Vanguard Ultra-Short-Term Bond Fund Investor Shares	3,778,760	37,145
		167,631
International Bond Funds (5.4%)
Vanguard Emerging Markets Bond Fund Investor Shares	3,651,183	31,911
Vanguard Total International Bond Index Fund Investor Shares	2,907,086	27,734
		59,645
Alternative Funds (18.4%)
Vanguard Commodity Strategy Fund Admiral Shares	2,526,761	75,601
Vanguard Alternative Strategies Fund Investor Shares	4,281,772	71,291
Vanguard Market Neutral Fund Investor Shares	4,918,256	59,019
		205,911
Total Investment Companies (Cost $1,008,808)		1,116,673
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.828% (Cost $586)	5,865	586
Total Investments (100.0%) (Cost $1,009,394)		1,117,259
Other Assets and Liabilities—Net (0.0%)		(163)
Net Assets (100%)		1,117,096
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2022 Market Value ($000)
Vanguard Alternative Strategies Fund	108,406	—	36,859	(6,793)	6,537	—	—	71,291
Vanguard Commodity Strategy Fund	103,169	1,966	42,105	7,715	4,856	—	—	75,601
Vanguard Dividend Appreciation Index Fund	47,857	4,157	4,278	(60)	(10,189)	605	—	37,487
Vanguard Emerging Markets Bond Fund	40,342	1,265	—	—	(9,696)	1,265	—	31,911
Vanguard Emerging Markets Stock Index Fund	33,753	1,574	1,584	(293)	(8,287)	606	—	25,163
Vanguard Global Minimum Volatility Fund	35,033	—	2,000	244	(4,599)	—	—	28,678
Vanguard High Dividend Yield Index Fund	41,081	1,821	4,046	626	(6,654)	822	—	32,828
Vanguard Market Liquidity Fund	971	NA1	NA1	—	—	4	—	586
Vanguard Market Neutral Fund	74,745	3,603	25,599	3,655	2,615	—	—	59,019
Vanguard Small-Cap Value Index Fund	81,938	4,923	14,177	(478)	(14,664)	929	—	57,542
Vanguard Total Bond Market II Index Fund	157,493	17,491	18,406	(2,055)	(24,037)	2,354	119	130,486
Vanguard Total International Bond Index Fund	50,960	6,029	24,121	695	(5,829)	224	—	27,734
Vanguard Total International Stock Index Fund	329,776	16,742	5,679	(400)	(94,220)	4,931	—	246,219
Vanguard Total Stock Market Index Fund	190,277	67,759	13,576	(1,281)	(57,364)	2,102	—	185,815
Vanguard Ultra-Short-Term Bond Fund	—	37,205	—	—	(60)	50	—	37,145
Vanguard Value Index Fund	68,299	21,863	7,547	(73)	(12,788)	1,376	—	69,754
Total	1,364,100	186,398	199,977	1,502	(234,379)	15,268	119	1,117,259
1	Not applicable—purchases and sales are for temporary cash investment purposes.